Semi-Annual Report

June 30, 2000







Emerging Growth Fund

International Equity Fund

Value Plus Fund

Bond Fund







[PHOTO OF COLUMNED STRUCTURE]

The Mark of ExcellenceSM


[TOUCHSTONE FAMILY OF FUNDS LOGO HERE]
Income  o  Total Return

Letter from the President


Dear Fellow Shareholders:

Touchstone is pleased to present this semi-annual report for the six months ended June 30, 2000. This report provides financial data and performance information for the Emerging Growth Fund, International Equity Fund, Value Plus Fund and Bond Fund.

At Touchstone, we believe you deserve nothing less than excellence in the financial products and services you select, as well as in the results you enjoy. Our goal has always been to provide our customers with a wide variety of products and services. Touchstone's expanded offering now includes U.S. and international equity funds, taxable and tax-free bond funds and money market funds.

The stock market experienced a wild ride during the second quarter of 2000. A sharp April correction took the S&P 500 down over 11% from the March record high. The tech-heavy NASDAQ Composite fell a dramatic 36% from its peak before some relief came in late May. For the quarter, the S&P 500 lost 2.7% and the NASDAQ Composite declined 13.3%. The bond market, while also volatile, was modestly higher in the quarter as the Lehman Aggregate Bond Index rose 1.7%.

The spring stock market correction served as a healthy consolidation of the huge gains in technology stocks over the previous six months. The pullback dampened speculative enthusiasm and should be beneficial in the long run.

The correction and subsequent rebound also reflect investors' adjustment to the changing economic outlook. Strong first quarter growth raised fears that the Federal Reserve would have to get tougher to slow the economy, a negative for stock and bond valuations and profit potential. Indeed, the Fed raised the fed funds rate by 50 basis points at its May monetary policy meeting. Now, with signs of a slowing economy, investors are hopeful that the Fed may be out of the picture as the economy eases to a soft landing. This outlook has helped stocks and fixed income securities continue to rally into July.

We believe the Fed is close to ending its credit tightening campaign. However, the Fed will remain diligent in its desire to keep inflation risks contained. Meanwhile, investors can shift their focus to earnings. Overall, we expect earnings growth to ease along with the economy but remain at a healthy pace.

Touchstone remains committed to providing products and services that help investors meet their financial goals. Our success has been built on the confidence investors have extended to us. We thank you for your support and look forward to offering continued service to you in the future.

Sincerely,


/S/ Jill McGruder
Jill McGruder
President
Touchstone Family of Funds

[JILL MCGRUDER PHOTO HERE]





TOUCHSTONE FAMILY OF FUNDS
1

EMERGING GROWTH FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                  Value
   Shares                                      (Note 1)

Common Stocks - 92.6%
  Advertising - 1.0%
    2,700  Advo*                            $   113,400
    1,200  True North Communications Inc.        52,800
------------------------------------------------------------
                                                166,200
------------------------------------------------------------
  Automotive - 0.2%
    4,100  Exide                                 32,800
------------------------------------------------------------
  Banking - 2.7%
      800  Commerce Bancorp NJ                   36,800
    4,900  Dime Bancorp                          77,175
   17,500  East West Bancorp Inc.               251,563
    5,600  Golden State Bancorp*                100,800
------------------------------------------------------------
                                                466,338
------------------------------------------------------------
  Beverages, Food & Tobacco - 0.1%
    1,700  Ralcorp Holdings*                     20,825
------------------------------------------------------------
  Building Materials - 0.9%
   10,200  Dal-Tile International*               84,150
    1,900  Martin Marietta Materials             76,831
------------------------------------------------------------
                                                160,981
------------------------------------------------------------
  Commercial Services - 15.5%
    5,700  Administaff*                         361,950
    3,800  A.C. Nielson*                         83,600
    6,000  Career Education*                    291,000
   10,000  DeVry*                               264,375
    4,000  Diamond Technology Partners*         351,000
    9,000  Forrester Research*                  655,313
   11,000  Media Metrix*                        279,813
   15,000  Stericycle*                          360,000
    2,200  Wallace Computer Services             21,725
------------------------------------------------------------
                                              2,668,776
------------------------------------------------------------
  Communications - 9.3%
    7,000  Advanced Fibre Communications*       317,188
    3,000  Belden                                76,875
      900  Cable Design Technologies*            30,150
    5,900  Carrier Access*                      311,963
      800  Commscope*                            32,800
    4,200  Ditech Communications*               397,163
    3,300  Powerwave Technologies*              145,200
    5,000  Tut Systems*                         286,875
------------------------------------------------------------
                                              1,598,214
------------------------------------------------------------
  Computer Software & Processing - 5.3%
    4,900  Natural MicroSystems*                550,944
   13,000  Scientific Learning*                 287,625
    7,900  Ziff-Davis (ZDNet)*                   71,100
------------------------------------------------------------
                                                909,669
------------------------------------------------------------
  Computers & Information - 0.5%
    4,000  Gerber Scientific                     46,000
    5,800  Unova*                                42,413
------------------------------------------------------------
                                                 88,413
------------------------------------------------------------
  Electrical Equipment - 0.3%
    6,600  Magnetek*                             52,800
------------------------------------------------------------




                                                  Value
   Shares                                      (Note 1)

  Electronics - 3.3%
    1,550  Benchmark Electronics Inc.*      $    56,672
    1,500  PerkinElmer                           99,188
    8,500  SmartForce,  ADR*                    408,000
------------------------------------------------------------
                                                563,860
------------------------------------------------------------
  Financial Services - 4.0%
   19,100  Bedford Property Investors           354,544
   13,000  Mack-Cali Realty Corp.               333,938
------------------------------------------------------------
                                                688,482
------------------------------------------------------------
  Food Retailers - 0.1%
    2,500  Pantry (The)*                         23,125
------------------------------------------------------------
  Forest Products & Paper - 0.3%
    3,038  Albany International*                 44,051
------------------------------------------------------------
  Health Care Providers - 7.4%
   30,600  Hooper Holmes                        244,800
    6,870  Laboratory Corporation
           of America Holdings*                 529,849
    6,900  Syncor International*                496,800
------------------------------------------------------------
                                              1,271,449
------------------------------------------------------------
  Heavy Construction - 0.3%
    6,200  Foster Wheeler                        53,475
------------------------------------------------------------
  Heavy Machinery - 0.3%
    1,900  Cuno Incorporated*                    43,938
------------------------------------------------------------
  Home Construction, Furnishings & Appliances - 0.5%
    1,800  Herman Miller                         46,575
    2,300  LA-Z-Boy Chair                        32,200
------------------------------------------------------------
                                                 78,775
------------------------------------------------------------
  Household Products - 1.0%
    2,800  Snap-on                               74,550
    2,200  Tupperware                            48,400
    2,400  Rayovac Corp*                         53,700
------------------------------------------------------------
                                                176,650
------------------------------------------------------------
  Industrial - Diversified - 0.8%
    1,000  Carlisle Companies                    45,000
    1,900  Roper Industries                      48,688
    3,800  Scitex*                               42,038
------------------------------------------------------------
                                                135,726
------------------------------------------------------------
  Insurance - 0.9%
    4,800  HCC Insurance Holdings                90,600
    2,200  HSB Group                             68,475
------------------------------------------------------------
                                                159,075
------------------------------------------------------------
  Media - Broadcasting & Publishing - 8.2%
    8,000  American Tower Systems, Class A*     333,500
    2,200  Central Newspapers, Class A          139,150
    2,000  Hollinger International               27,250
   13,500  Information Holdings*                499,500
    1,700  Penton Media Inc.                     59,500
   31,100  Sinclair Broadcast Group, Class A*   343,100
------------------------------------------------------------
                                              1,402,000
------------------------------------------------------------
  Medical Supplies - 9.2%
   15,600  Advanced Neuromodulation
           Systems*                             261,300
   15,000  Aradigm*                             262,500
    3,600  Arthocare*                           191,700


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
2

  EMERGING GROWTH FUND
Schedule of Investments continued



                                                  Value
   Shares                                      (Note 1)

Common Stocks - Continued
  Medical Supplies - Continued
    8,900  Biosite Diagnostics*             $   428,869
    9,600  Varian*                              442,800
------------------------------------------------------------
                                              1,587,169
------------------------------------------------------------
  Metals - 0.5%
    2,100  Harsco                                53,550
    3,000  Ryerson Tull                          31,125
------------------------------------------------------------
                                                 84,675
------------------------------------------------------------
  Oil & Gas - 13.3%
    2,500  Equitable Resources                  120,625
   13,800  Hanover Compressor*                  524,400
    7,100  Helmerich & Payne                    265,363
    1,600  Nabors Industries*                    66,500
    6,600  Newpark Resources*                    62,288
   12,000  R&B Falcon*                          282,750
   24,200  Santa Fe Snyder*                     275,275
    3,600  Stolt Comex Seaway*                   50,850
   22,400  Superior Energy Services*            232,400
   17,065  Varco International Inc.*            396,761
------------------------------------------------------------
                                              2,277,212
------------------------------------------------------------
  Pharmaceuticals - 4.9%
    6,200  Albany Molecular Research*           337,513
    5,900  ILEX Oncology*                       207,975
    6,700  Titan Pharmaceuticals*               288,100
------------------------------------------------------------
                                                833,588
------------------------------------------------------------
  Real Estate - 0.4%
    3,100  Prentiss Properties Trust, REIT       74,400
------------------------------------------------------------


                                                  Value
   Shares                                      (Note 1)

  Restaurants - 0.3%
    2,200  CEC Entertainment*                $   56,366
------------------------------------------------------------
  Retailers - 0.4%
    2,300  BJ's Wholesale Club*                  75,900
------------------------------------------------------------
  Textiles, Clothing & Fabrics - 0.4%
    5,200  Unifi*                                64,350
------------------------------------------------------------
  Transportation - 0.3%
    5,800  Fritz Companies*                      59,813
------------------------------------------------------------
Total Common Stocks
(Cost $11,201,155)                          $15,919,095
------------------------------------------------------------
Total Investments At Market Value - 92.6%
(Cost $11,201,151) (a)                      $15,919,095
Other assets in excess
  of liabilities - 7.4%                       1,265,816
------------------------------------------------------------
Net Assets - 100.0%                         $17,184,911
------------------------------------------------------------

Notes to the Schedule of Investments:

       *  Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $11,201,151, resulting in gross unrealized appreciation and depreciation of $5,787,860 and $1,069,916, respectively, and net unrealized appreciation of $4,717,944.
     ADR  - American Depository Receipt
     REIT - Real Estate Investment Trust

The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
3

INTERNATIONAL EQUITY FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                Value
   Shares                                      (Note 1)

Common Stocks - 97.9%
  Australia - 2.1%
    4,497  Broken Hill Proprietary          $    53,121
   17,600  Cable & Wireless Optus*               52,422
    5,727  Lend Lease                            72,987
    3,986  News Corporation Limited (The)        54,833
    9,702  Westpac Banking                       69,923
-----------------------------------------------------------
                                                303,286
-----------------------------------------------------------
  Finland - 3.5%
    6,074  Nokia Oyj                            310,630
    2,775  Sonera Group                         126,782
    3,066  UPM-Kymmene                           76,272
-----------------------------------------------------------
                                                513,684
-----------------------------------------------------------
  France - 17.1%
    4,129  Alcatel                              271,408
        4  Aventis                                  293
    1,103  AXA                                  174,133
    3,636  Banque Nationale de Paris            350,676
      517  Canal Plus                            87,061
      405  Cap Gemini SA-New*                    71,494
    1,228  Groupe Danone                        163,318
      986  Pinault-Printemps-Redoute            219,530
    2,604  Renault                              118,596
    4,910  STMicroelectronics*                  310,061
      688  Suez Lyonnaise Des Eaux-Dumex        120,794
    2,825  Total Fina, B                        434,095
    2,280  Vivendi                              201,680
-----------------------------------------------------------
                                              2,523,139
-----------------------------------------------------------
  Germany - 9.2%
    1,839  Bayerische Vereinsbank               119,826
    5,507  Deutsche Bank                        455,250
      958  Deutsche Telekom                      54,630
    1,829  E.On                                  89,949
      842  Muenchener Rueckversicherungs-
           Gasellschaft                         267,871
    2,461  Preussag                              79,588
      678  SAP                                  100,161
    1,266  Siemens                              190,781
-----------------------------------------------------------
                                              1,358,056
-----------------------------------------------------------
  Great Britain - 13.3%
   18,425  BP Amoco                             176,810
   12,701  British Telecommunications           164,175
    6,458  Glaxo Wellcome                       188,361
   17,357  Legal & General Group                 40,590
   11,051  Lloyds TSB Group                     104,375
   13,233  Marconi                              172,253
    4,450  Peninsular and Oriental
           Steam Navigation                      38,123
    4,568  Reuters Group                         77,922
   26,982  Shell Transport & Trading            225,232
   13,877  SmithKline Beecham                   181,687
        1  Unilever                                   6
  128,611  Vodafone Group                       519,757
    4,769  WPP Group                             69,657
-----------------------------------------------------------
                                              1,958,948
-----------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  Hong Kong - 0.0%
       21  Sunevision Holdings*             $        17
-----------------------------------------------------------
  Italy - 4.5%
    7,459  Assicurazione Generali               256,567
   13,439  Concessioni e Costruzioni
           Autostrade                           100,039
   10,159  Istituto Bancario
           San Paolo di Torino                  180,503
   34,922  Tecnost*                             132,651
-----------------------------------------------------------
                                                669,760
-----------------------------------------------------------
  Japan - 28.5%
    4,000  Ajinomoto                             51,292
    6,000  Bank of Tokyo                         72,468
    1,000  Bridgestone                           21,167
    2,000  Canon                                 99,566
    3,000  Chugai Pharmaceutical                 56,713
    3,000  Dai Nippon Printing                   52,866
    4,000  Daikin Industries                     92,966
    3,000  Daiwa Securities                      39,600
       17  DDI                                  163,492
    3,000  Denso                                 72,978
      500  Fanuc                                 50,867
    5,000  Fuji Bank Limited (The)               37,997
    1,500  Fuji Photo Film                       61,380
        4  Fuji Television Network               62,606
    1,000  Fujisawa Pharmaceutical               40,449
    3,000  Fujitsu                              103,809
    5,000  Fukuyama Transporting                 31,350
    2,500  Hitachi Credit                        67,650
    3,000  Hitachi                               43,277
    2,000  House Foods                           30,926
    1,400  ITO Yokado                            84,216
    5,000  Kaneka                                55,110
    1,000  Kao                                   30,549
    4,000  Kirin Brewery                         49,972
   18,000  Kubota                                65,340
      700  Kyocera                              118,735
    3,000  Marui                                 57,420
      241  Matsushita Communication
           Industrial                            28,593
    3,000  Matsushita Electric                   77,786
    5,000  Mitsubishi                            45,210
    6,900  Mitsui Chemicals                      48,208
    2,000  NEC                                   62,795
    4,000  Nikko Securities Co. (The)            39,600
      200  Nintendo                              35,074
    3,000  Nippon Meat Packers                   43,843
        9  Nippon Telegraph & Telephone         119,649
    1,500  Nissin Food Products                  38,186
        6  NTT Data                              61,663
        5  NTT Mobile Communication
           Network                              135,301
    2,000  Olympus Optical                       35,848
    2,000  Omron                                 54,309
      700  Orix                                 103,291


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
4

INTERNATIONAL EQUITY FUND

Schedule of Investments continued



                                                 Value
   Shares                                      (Note 1)

Common Stocks - Continued
  Japan - Continued
    1,000  Pioneer Corp                     $    38,940
      200  Rohm Company                          58,457
    8,000  Sakura Bank                           55,289
    3,000  Sanwa Bank (The)                      23,930
    1,000  Secom                                 73,072
      400  Seven Eleven Japan- UNSP ADR          33,534
    2,000  Shin-Etsu Chemical                   101,452
      300  SMC                                   56,430
      100  Softbank                              13,577
      200  Softbank, New*                        29,794
      400  Sony                                  37,337
    6,000  Sumitomo Bank                         73,543
   10,000  Sumitomo Chemical                     60,155
    3,000  Sumitomo Electric Industries          51,424
    7,000  Sumitomo Trust & Banking              49,830
    1,000  Taisho Pharmaceutical                 35,829
    2,000  Takara Shuzo Company Ltd.             49,877
    1,000  Takeda Chemical Industries            65,623
      500  TDK                                   71,846
    1,000  Terumo                                33,849
    2,000  Tokio Marine & Fire Insurance         23,081
    2,000  Tokyo Broadcasting System             86,366
      900  Tokyo Electric Power                  21,936
    6,000  Toshiba                               67,716
    2,000  Tostem                                32,623
    3,428  Toyota Motor                         156,112
      600  WORLD                                 25,797
    3,000  Yakult Honsha                         39,855
    1,000  Yamanouchi Pharmaceutical             54,592
    1,000  Yamato Transport                      24,844
-----------------------------------------------------------------
                                              4,190,827
-----------------------------------------------------------------
  Mexico - 0.0%
       28  Cemex SA de CV,ADR                       653
-----------------------------------------------------------------
  Netherlands - 8.2%
    1,548  Akzo Nobel                            65,910
    3,118  Fortis                                90,961
    3,844  ING Groep                            260,398
    3,714  Koninklijke Ahold                    109,556
    1,688  Koninklijke KPN                       75,669
      885  Koninklijke Numico                    42,087
      844  KPN*                                       0
    7,317  Philips Electronics                  345,845
      207  Unilever, CVA                          9,517
    1,966  United Pan Europe
           Communications*                       51,522
    1,596  Verenigde Nederlandse                 82,614
    5,406  World Online International*           65,173
-----------------------------------------------------------------
                                              1,199,252
-----------------------------------------------------------------


                                                 Value
   Shares                                      (Note 1)

  Portugal - 0.5%
    6,972  Portugal Telecom                 $    78,449
-----------------------------------------------------------------
  Spain - 2.7%
   13,116  Banco Santander Central Hispano      138,671
   12,202  Telefonica*                          262,685
-----------------------------------------------------------------
                                                401,356
-----------------------------------------------------------------
  Sweden - 2.4%
   11,581  Ericsson LM-B                        229,777
    4,662  Skandia Forsakrings                  123,507
-----------------------------------------------------------------
                                                353,284
-----------------------------------------------------------------
  Switzerland - 5.6%
      930  ABB                                  111,510
       14  Givaudan*                              4,269
       46  Nestle                                92,232
       87  Novartis                             138,055
       15  Roche Holding                        146,279
    1,352  Union Bank of Switzerland            198,433
      264  Zurich Allied                        130,671
-----------------------------------------------------------------
                                                821,449
-----------------------------------------------------------------
  Taiwan - 0.3%
    1,280  Taiwan Semiconductor
           Manufacturing, ADR*                   49,600
-----------------------------------------------------------------
Total Common Stocks
(Cost $13,401,502)                          $14,421,760
-----------------------------------------------------------------
Preferred Stocks - 0.8%
  Germany - 0.8%
      600  SAP,Preferred                    $   111,084
-----------------------------------------------------------------
Total Preferred Stocks
(Cost $89,713)                              $   111,084
-----------------------------------------------------------------
Warrants - 0.0%
  France - 0.0%
      390  Banque Nationale
           de Paris, Warrants*              $     2,015
-----------------------------------------------------------------
Total Warrants
(Cost $0)                                   $     2,015
-----------------------------------------------------------------
Total Investments At Market Value - 98.7%
(Cost $13,491,213) (a)                      $14,534,859
Other assets in excess
  of liabilities - 1.3%                         194,069
-----------------------------------------------------------------
Net Assets - 100.0%                         $14,728,928
-----------------------------------------------------------------

Notes to the Schedule of Investments:

      *   Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $13,491,213, resulting in gross unrealized appreciation and depreciation of $1,992,528 and $948,882, respectively, and net unrealized appreciation of $1,043,646
     ADR  - American Depository Receipt


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
5

INTERNATIONAL EQUITY FUND
Schedule of Investments continued

Industry sector diversification of the International Equity
Fund's investments as a percentage of net assets as of June 30, 2000 was as follows:

  Industry                                    Percentage
   Sector                                     Net Assets

Banking                                              14.9%
Communications                                        9.4%
Telephone Systems                                     8.9%
Electronics                                           6.9%
Pharmaceuticals                                       6.2%
Commercial Services                                   5.8%
Electrical Equipment                                  5.7%
Oil & Gas                                             5.7%
Insurance                                             4.9%
Beverages, Food & Tobacco                             3.8%
Financial Services                                    3.1%
Media - Broadcasting & Publishing                     3.0%
Chemicals                                             2.6%
Retailers                                             2.4%
Automotive                                            2.4%
Multiple Utilities                                    2.3%
Heavy Machinery                                       2.2%
Computer Software & Processing                        1.9%
Transportation                                        1.9%
Food Retailers                                        1.3%
Entertainment & Leisure                               0.9%
Forest Products & Paper                               0.5%
Advertising                                           0.5%
Mining                                                0.4%
Industrial - Diversified                              0.4%
Medical Supplies                                      0.2%
Metals                                                0.2%
Textiles, Clothing & Fabrics                          0.2%
Electric Utilities                                    0.1%
Building Materials                                    0.0%
Other assets in excess of liabilities                 1.3%
------------------------------------------------------------------
                                                   100.00%
------------------------------------------------------------------




The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
6

  VALUE PLUS FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



                                                 Value
   Shares                                      (Note 1)

Common Stocks - 88.3%
  Advertising - 1.1%
   12,100  Interpublic Group
           of Companies (The)               $   520,300
-------------------------------------------------------------
  Aerospace & Defense - 1.3%
   17,800  Honeywell International              599,638
-------------------------------------------------------------
  Automotive - 1.3%
   13,000  Magna International, Class A         614,250
-------------------------------------------------------------
  Banking - 7.9%
   11,500  Bank of America                      494,500
    8,900  Bank One                             236,406
   16,650  Chase Manhattan                      766,941
   18,350  Citigroup                          1,105,588
   23,900  North Fork Bancorporation            361,488
   34,500  US Bancorp                           664,125
-------------------------------------------------------------
                                              3,629,048
-------------------------------------------------------------
  Beverages, Food & Tobacco - 5.2%
   15,800  McCormick & Company                  513,500
   37,100  Pepsico                            1,648,631
   11,000  Ralston-Ralston Purina Group         219,313
-------------------------------------------------------------
                                              2,381,444
-------------------------------------------------------------
  Building Materials - 1.3%
   32,900  Masco                                594,256
-------------------------------------------------------------
  Chemicals - 1.6%
   16,301  Du Pont (E.I.) De Nemours            713,169
-------------------------------------------------------------
  Computer Software & Processing - 5.2%
   29,500  Ceridian *                           709,844
   24,800  Computer Associates
           International                      1,269,450
   14,800  Compuware *                          153,550
    5,400  First Data                           267,975
-------------------------------------------------------------
                                              2,400,819
-------------------------------------------------------------
  Computers & Information - 9.7%
   19,400  Compaq Computer                      495,913
   18,500  Gateway*                           1,049,875
    6,400  Hewlett-Packard                      799,200
    6,700  International Business Machines      734,069
   12,100  Lexmark International
           Group, Class A*                      813,725
    6,200  Sun Microsystems*                    563,813
-------------------------------------------------------------
                                              4,456,595
-------------------------------------------------------------
  Electric Utilities - 2.2%
   17,000  Alliant Energy                       442,000
   26,100  CMS Energy                           577,463
-------------------------------------------------------------
                                              1,019,463
-------------------------------------------------------------
  Electrical Equipment - 2.5%
    2,440  Agilent Technologies*                179,950
    9,400  Emerson Electric                     567,525
    5,800  Nortel Networks Corp.                395,850
-------------------------------------------------------------
                                              1,143,325
-------------------------------------------------------------
  Electronics - 4.2%
    3,200  Applied Materials*                   290,000
    8,200  Intel                              1,096,238
    6,000  Micron Technology*                   528,375
-------------------------------------------------------------
                                              1,914,613
-------------------------------------------------------------


                                                Value
   Shares                                      (Note 1)

  Financial Services - 6.6%
   22,000  Federal National Mortgage
           Association                      $ 1,148,125
    3,800  Morgan Stanley Dean Witter           316,350
   42,000  SLM Holding                        1,572,375
-------------------------------------------------------------
                                              3,036,850
-------------------------------------------------------------
  Food Retailers - 1.6%
   21,823  Albertson's                          725,615
-------------------------------------------------------------
  Forest Products & Paper - 1.2%
   21,800  Mead                                 550,450
-------------------------------------------------------------
  Health Care Providers - 0.1%
    7,700  Manor Care*                           53,900
-------------------------------------------------------------
  Heavy Machinery - 0.8%
    9,400  Ingersoll-Rand                       378,350
-------------------------------------------------------------
  Home Construction, Furnishings & Appliances - 0.7%
    6,300  General Electric                     333,900
-------------------------------------------------------------
  Household Products - 2.6%
   20,400  Kimberly-Clark                     1,170,450
-------------------------------------------------------------
  Insurance - 0.8%
   10,900  AXA Financial                        370,600
-------------------------------------------------------------
  Medical Supplies - 1.7%
   11,000  Baxter International                 773,438
-------------------------------------------------------------
  Oil & Gas - 9.6%
   40,200  Conoco, Class A                      884,400
   14,497  Exxon Mobil                        1,138,015
   12,600  Schlumberger                         940,275
   17,300  Tosco                                489,806
    8,829  Transocean Sedco Forex               471,800
   11,000  Williams Companies (The)             458,563
-------------------------------------------------------------
                                              4,382,859
-------------------------------------------------------------
  Pharmaceuticals - 7.8%
   23,900  Abbott Laboratories                1,065,044
    7,600  Bristol-Myers Squibb                 442,700
   11,900  Cardinal Health                      880,600
    8,200  Merck                                628,325
   10,900  Schering-Plough                      550,450
-------------------------------------------------------------
                                              3,567,119
-------------------------------------------------------------
  Retailers - 0.6%
    8,500  Federated Department Stores*         286,875
-------------------------------------------------------------
  Telephone Systems - 10.3%
    9,600  Alltel                               594,600
   26,100  Bell Atlantic                      1,326,206
   12,900  Broadwing*                           334,594
   38,032  SBC Communications                 1,644,877
   16,000  Sprint                               816,000
-------------------------------------------------------------
                                              4,716,277
-------------------------------------------------------------
  Transportation - 0.4%
    7,400  US Freightways                       181,763
-------------------------------------------------------------
Total Common Stocks
(Cost $40,662,902)                          $40,515,366
-------------------------------------------------------------
Convertible Preferred Stocks - 0.6%
  Media - Broadcasting & Publishing - 0.6%
    7,400  MediaOne Group,
           Convertible Preferred            $   299,700
-------------------------------------------------------------



The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
7

  VALUE PLUS FUND
Schedule of Investments continued

                                                Value
   Shares                                      (Note 1)

Convertible Preferred Stocks - Continued
Total Convertible Preferred Stocks
(Cost $399,254)                             $   299,700
--------------------------------------------------------------
Total Investments At Market Value - 88.9%
(Cost $41,062,156) (a)                      $40,815,066
Other assets in excess
  of liabilities - 11.1%                      5,076,862
--------------------------------------------------------------
Net Assets - 100.0%                         $45,891,928
--------------------------------------------------------------


Notes to the Schedule of Investments:

       *  Non-income producing security.
     (a) The aggregate identified cost for federal income tax purposes is $41,062,156, resulting in gross unrealized appreciation and depreciation of $4,872,474 and $5,119,564, respectively, and net unrealized depreciation of $247,090.


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
8

BOND FUND

SCHEDULE OF INVESTMENTS
--------------------------------------------------------------------------------
                                                       June 30, 2000 (unaudited)



  Principal                Interest Maturity      Value
   Amount                    Rate    Date       (Note 1)

Agency for International Development Bonds - 2.8%
  Central America - 1.7%
$ 115,000  Central America
           International
           Development,
           Series F
           (restricted)     10.00% 12/01/11 $   127,802
  115,000  Central America
           International
           Development,
           Series G
           (restricted)     10.00% 12/01/11     127,802
  115,000  Central America
           International
           Development,
           Series H
           (restricted)     10.00% 12/01/11     127,802
--------------------------------------------------------------
                                                383,406
--------------------------------------------------------------
  Honduras - 1.1%
  100,000  Republic of Honduras
           International
           Development,
           Series C
           (restricted)     13.00% 06/01/06     116,429
  100,000  Republic of Honduras
           International
           Development,
           Series D
           (restricted)     13.00% 06/01/11     133,590
--------------------------------------------------------------
                                                250,019
--------------------------------------------------------------
Total Agency for International Development Bonds
(Cost $666,852)                             $   633,425
--------------------------------------------------------------
Asset-Backed Securities - 4.4%
  Automotive - 1.2%
$  41,910  Navistar Financial Corp.
           Owner Trust,
           Series 1996-A,
           Class A2         6.350% 11/15/02 $    41,855
  244,983  World Omni
           Auto Lease,
           Series 1997-B,
           Class A3         6.180% 11/25/03     244,839
--------------------------------------------------------------
                                                286,694
--------------------------------------------------------------
  Financial Services - 3.2%
   12,158  Chase Manhattan
           Grantor Trust,
           Series 1996-A,
           Class A           5.20% 02/15/02      12,114
  750,000  Chemical Credit
           Card Master Trust,
           Series 1996-2,
           Class A           5.98% 09/15/08     710,648
--------------------------------------------------------------
                                                722,762
--------------------------------------------------------------
Total Asset-Backed Securities
(Cost $1,050,806)                           $ 1,009,456
--------------------------------------------------------------

Principal                 Interest  Maturity      Value
   Amount                    Rate     Date       (Note 1)

Corporate Bonds - 39.7%
  Automotive - 1.6%
$ 375,000  Navistar
           International,
           Series B          7.00% 02/01/03 $   358,125
-------------------------------------------------------------
  Banking - 0.1%
   33,807  Mercantile Safe
           Deposit
           (restricted)    12.125% 01/02/01      33,892
-------------------------------------------------------------
  Beverages, Food & Tobacco - 2.9%
  700,000  Coca-Cola
           Enterprises       5.75% 11/01/08     619,701
   35,000  Kraft Inc.        8.50% 02/15/17      35,548
-------------------------------------------------------------
                                                655,249
-------------------------------------------------------------
  Chemicals - 3.8% 900,000 Du Pont (E.I.)
           De Nemours       6.875% 10/15/09     875,277
-------------------------------------------------------------
  Communications - 2.2%
  500,000  Harris
           Corporation       6.65% 08/01/06     493,077
-------------------------------------------------------------
  Electric Utilities - 4.2%
  500,000  Consumers
           Energy,
           Series B          6.50% 06/15/18     466,062
  500,000  Virginia Electric
           Power            7.625% 07/01/07     492,586
-------------------------------------------------------------
                                                958,648
-------------------------------------------------------------
  Electronics - 4.1%
1,000,000  Raytheon          5.70% 11/01/03     941,496
-------------------------------------------------------------
  Financial Services - 3.7%
  225,000  Credit Suisse
           First Boston-
           London, 144A,
           FLIRB             7.90% 05/01/07     208,485
  750,000  Safeco Capital   8.072% 07/15/37     634,559
-------------------------------------------------------------
                                                843,044
-------------------------------------------------------------
  Forest Products & Paper - 1.1%
  250,000  Georgia-Pacific   9.50% 05/15/22     250,408
-------------------------------------------------------------
  Health Care Providers - 2.9%
  650,000  Columbia/HCA
           Health            6.73% 07/15/45     600,751
           Kaiser Found
           Hospital          9.55% 07/15/05      72,136
-------------------------------------------------------------
                                                672,887
-------------------------------------------------------------
  Heavy Machinery - 0.7%
  150,000  Deer & Co.        8.95% 06/15/19     163,969
-------------------------------------------------------------
  Household Products - 3.0%
  750,000  Owens-Illinois    7.15% 05/15/05     679,573
-------------------------------------------------------------
  Insurance - 0.2%
   50,000  Berkley (Wr)
           Corporation      9.875% 05/15/08      50,732
-------------------------------------------------------------
  Media - Broadcasting & Publishing - 1.1%
  250,000  News America
           Holdings        10.125% 10/15/12     261,945
-------------------------------------------------------------




The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
9

BOND FUND
Schedule of Investments continued



  Principal                Interest Maturity      Value
   Amount                    Rate    Date       (Note 1)

Corporate Bonds - Continued
  Telephone Systems - 3.8%
$ 500,000  AT&T Capital
           Corp             5.625% 03/15/04 $   470,441
  400,000  MCI WorldCom     8.875% 01/15/06     412,172
-------------------------------------------------------------
                                                882,613
-------------------------------------------------------------
  Transportation - 4.3%
  250,000  Burlington
           Northern
           Santa Fe         7.875% 04/15/07     252,934
  750,000  Norfolk
           Southern          7.35% 05/15/07     728,423
-------------------------------------------------------------
                                                981,357
-------------------------------------------------------------
Total Corporate Bonds
(Cost $9,653,313)                           $ 9,102,292
-------------------------------------------------------------
Mortgage-Backed Securities - 26.2%
$ 401,141  Federal Home
           Loan Mortgage
           Corporation       6.00% 08/01/10 $   384,876
   33,565  Federal Home
           Loan Mortgage
           Corporation       6.00% 10/01/10      32,204
  114,246  Federal Home
           Loan Mortgage
           Corporation       6.00% 05/01/09     109,741
1,144,037  Federal Home
           Loan Mortgage
           Association       6.50% 07/01/28   1,078,505
  946,305  Federal Home
           Loan Mortgage
           Association       7.00% 08/01/29     913,559
  947,883  Federal Home
           Loan Mortgage
           Corporation       6.00% 02/01/29     863,462
  865,986  Federal Home
           Loan Mortgage
           Association       7.00% 03/01/12     849,667
  236,432  Government
           National
           Mortgage
           Association       6.50% 09/15/28     224,367
  263,311  Government
           National
           Mortgage
           Association       6.50% 01/15/24     251,337
  761,764  Government
           National
           Mortgage
           Association       7.00% 05/15/28     740,879
  328,907  Government
           National
           Mortgage
           Association       7.00% 06/15/09     326,675



  Principal                Interest Maturity      Value
   Amount                    Rate    Date       (Note 1)

Mortgage-Backed Securities - Continued
$  68,620  Government
           National
           Mortgage
           Association       7.50% 12/15/27 $    68,178
-------------------------------------------------------------
  159,192  Government
           National
           Mortgage
           Association       9.00% 08/15/19     165,185
-------------------------------------------------------------
Total Mortgage-Backed Securities
(Cost $6,285,572)                           $ 6,008,635
-------------------------------------------------------------
Sovereign Government Obligations - 4.4%
  Canada - 4.4%
$1,000,000 Province of
           Ontario          7.375% 01/27/03 $ 1,004,375
-------------------------------------------------------------
Total Sovereign Government Obligations
(Cost $1,081,178)                           $ 1,004,375
-------------------------------------------------------------
  U.S. Agency Obligations - 8.5%
$1,000,000 Federal
           Home Loan
           Mortgage          6.25% 10/15/02 $   985,658
-------------------------------------------------------------
1,000,000  Federal National
           Mortgage
           Association       5.75% 04/15/03     968,993
-------------------------------------------------------------
Total U.S. Agency Obligations
(Cost $2,002,976)                           $ 1,954,651
-------------------------------------------------------------
U.S. Treasury Obligations - 10.1%
$ 930,000  U.S. Treasury
           Bond             9.125% 05/15/18 $ 1,213,360
-------------------------------------------------------------
  120,000  U.S. Treasury
           Bond             6.125% 08/15/29     121,275
-------------------------------------------------------------
1,000,000  U.S. Treasury
           Note             5.875% 10/31/01     991,875
-------------------------------------------------------------
Total U.S. Treasury Obligations
(Cost $2,287,676)                           $ 2,326,510
-------------------------------------------------------------



                                                Value
   Shares                                      (Note 1)

Preferred Stocks - 1.0%
  Electric Utilities - 1.0%
    9,600  Appalachian Power, 8.25%
           Cumulative                       $   226,800
-------------------------------------------------------------
Total Preferred Stocks
(Cost $247,347)                             $   226,800
-------------------------------------------------------------
Total Investments At Market Value - 97.1%
(Cost $23,275,721) (a)                      $22,266,144
Other assets in excess
  of liabilities - 2.9%                         670,234
-------------------------------------------------------------
Net Assets - 100.0%                         $22,936,378
-------------------------------------------------------------

Notes to the Schedule of Investments:

     (a) The aggregate identified cost for federal income tax purposes is $23,275,721, resulting in gross unrealized appreciation and depreciation of $52,405 and $1,061,982, respectively, and net unrealized depreciation of $1,009,577.

     144A - Securities restricted for resale to qualified institutional buyers with registration rights.
    FLIRB - Front-Load Interest Reduction Bonds


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
10

TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF ASSETS AND LIABILITIES
June 30, 2000


                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE
                                                                            EMERGING    INTERNATIONAL    VALUE      TOUCHSTONE
                                                                             GROWTH        EQUITY        PLUS          BOND
                                                                              FUND          FUND         FUND          FUND
Assets:
Investments, at value (Note 1)(a)                                         $15,919,095   $14,534,859   $40,815,066  $22,266,144
Cash                                                                        1,249,790       304,676     3,301,252      548,125
Foreign currency (b)                                                               --       152,540            --           --
Receivables for:
   Investments sold                                                            50,667       261,208        32,688           --
   Fund shares sold                                                                --            --     1,785,125           --
   Dividends                                                                   11,499         9,117        40,489           --
   Foreign tax reclaims                                                            --        16,612         4,535           --
   Interest                                                                     3,342         1,063        14,785      325,565
Reimbursement receivable from Sponsor (Note 3)                                 11,510        22,392        28,576       18,413
---------------------------------------------------------------------------------------------------------------------------------
         Total assets                                                      17,245,903    15,302,467    46,022,516   23,158,247
---------------------------------------------------------------------------------------------------------------------------------
Liabilities:
Payable for:
   Investments purchased                                                           --       497,015            --           --
   Distributions                                                                   --            --            --      110,186
Payable to Affiliates (Note 3)                                                 11,587        12,085        23,143       10,359
Other accrued expenses                                                         49,405        64,439       107,445      101,324
---------------------------------------------------------------------------------------------------------------------------------
         Total liabilities                                                     60,992       573,539       130,588      221,869
---------------------------------------------------------------------------------------------------------------------------------
Net assets (c)                                                            $17,184,911   $14,728,928   $45,891,928  $22,936,378
---------------------------------------------------------------------------------------------------------------------------------
Computation of Net Asset Value, Redemption Value and Offering Price per Share:
Net Assets - Class A                                                       12,561,524     8,902,364    43,691,994   22,003,338
Shares outstanding - Class A                                                  614,087       570,377     3,828,458    2,341,459
Net asset value and redemption price per share - Class A                        20.46         15.61         11.41         9.40
Offering price per share - Class A (d)                                          21.71         16.56         12.11         9.87
Net Assets - Class C                                                        4,623,387     5,826,564     2,199,934      933,040
Shares outstanding - Class C                                                  235,981       389,725       196,454      103,660
Net asset value and redemption price per share - Class C                        19.59         14.95         11.20         9.00
---------------------------------------------------------------------------------------------------------------------------------
(a)  Cost of investments of:                                              $11,201,151   $13,491,213   $41,062,156  $23,275,721
(b)  Cost of foreign currency of:                                         $        --   $   154,523   $        --  $        --
(c)  See the Statements of Changes in Net Assets for components of net assets.
(d)  The offering price per share is calculated as follows:  Net Asset Value Per Share/(1-maximum sales load).


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
11

TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF OPERATIONS
For the Six Months Ended June 30, 2000


                                                                           TOUCHSTONE    TOUCHSTONE   TOUCHSTONE
                                                                            EMERGING    INTERNATIONAL    VALUE      TOUCHSTONE
                                                                             GROWTH        EQUITY        PLUS          BOND
                                                                              FUND          FUND         FUND          FUND
Investment Income
(Note 1):
   Interest                                                                $   35,027    $    7,127   $    48,611    $ 694,484
   Dividends (a)                                                               35,381       108,365       300,103       21,964
---------------------------------------------------------------------------------------------------------------------------------
         Total investment income                                               70,408       115,492       348,714      716,448
---------------------------------------------------------------------------------------------------------------------------------
Expenses:
   Investment advisory fees (Note 3)                                           63,229        70,219       149,094       55,562
   Custody, administration and fund accounting fees                            41,500        88,235        57,658       53,064
   Sponsor fees (Note 3)                                                       15,807        14,783        39,758       20,204
   Transfer agent fees                                                         61,001        57,179        54,715       44,774
   Registration fees                                                            9,704         9,484        10,212       10,039
   Professional Fees                                                            2,807         2,909         4,357        4,123
   Printing Fees                                                                2,131         4,961         9,969        2,284
   Distribution fees - Class A                                                 14,372        10,957        48,719       12,662
   Distribution fees - Class C                                                 21,551        30,087         3,915        4,803
   Trustee fees (Note 3)                                                          488           477         1,332          815
   Miscellaneous                                                                  863           884         1,775          444
---------------------------------------------------------------------------------------------------------------------------------
         Total expenses                                                       233,453       290,175       381,504      208,774
         Waiver of Sponsor fee (Note 3)                                       (15,807)      (14,783)      (39,758)     (20,204)
         Reimbursement from Sponsor (Note 6)                                  (82,927)    (134,564)      (80,380)     (163,389)
---------------------------------------------------------------------------------------------------------------------------------
         Net expenses                                                         134,719       140,828       261,366       25,181
---------------------------------------------------------------------------------------------------------------------------------
Net investment income (loss)                                                  (64,311)     (25,336)       87,348       691,267
---------------------------------------------------------------------------------------------------------------------------------
Realized and unrealized gain (loss): Net realized gain (loss) on:
   Investments                                                              2,027,074     1,762,909     1,345,563     (161,527)
   Foreign currency                                                                --       (33,257)           --           --
---------------------------------------------------------------------------------------------------------------------------------
                                                                            2,027,074     1,729,652     1,345,563     (161,527)
---------------------------------------------------------------------------------------------------------------------------------
Net change in unrealized appreciation (depreciation) on:
   Investments                                                              1,183,083    (2,596,040)   (3,574,153)     (18,753)
   Foreign currency                                                                --        (2,232)           --           --
---------------------------------------------------------------------------------------------------------------------------------
                                                                            1,183,083    (2,598,272)   (3,574,153)     (18,753)
---------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss):                                    3,210,157      (868,620)   (2,228,590)    (180,280)
---------------------------------------------------------------------------------------------------------------------------------
Net increase (decrease) in net assets resulting from operations            $3,145,846   $  (893,956)  $(2,141,242)   $ 510,987
---------------------------------------------------------------------------------------------------------------------------------
   (a)   Net of foreign tax withholding of:                                $       --   $    16,731   $     4,254    $      --


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
12

TOUCHSTONE FAMILY OF FUNDS

STATEMENTS OF CHANGES IN NET ASSETS


                                                                          TOUCHSTONE EMERGING      TOUCHSTONE INTERNATIONAL
                                                                              GROWTH FUND                EQUITY FUND
                                                                        ------------------------  --------------------------
                                                                            FOR THE                   FOR THE
                                                                          SIX MONTHS     FOR THE    SIX MONTHS    FOR THE
                                                                             ENDED        YEAR         ENDED       YEAR
                                                                           JUNE 30,       ENDED      JUNE 30,      ENDED
                                                                             2000     DECEMBER 31,     2000    DECEMBER 31,
                                                                          (UNAUDITED)     1999      (UNAUDITED)    1999
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                                         $   (64,311) $  (104,518) $   (25,336) $  (47,964)
   Net realized gain (loss )                                              2,027,074    2,394,962    1,729,652   2,764,463
   Net change in unrealized appreciation
         (depreciation)                                                   1,183,083    2,521,564   (2,598,272)  1,712,851
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                                                  3,145,846    4,812,008     (893,956)  4,429,350
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
         Class A                                                                 --           --           --     (16,101)
         Class C                                                                 --           --           --          --
         Class Y                                                                 --           --           --          --
   Realized capital gains
         Class A                                                                 --   (1,429,950)          --    (690,064)
         Class C                                                                 --     (532,042)          --    (511,346)
         Class Y                                                                 --           --           --          --
   Distributions in excess of net investment income
         Class A                                                                 --           --           --     (14,483)
         Class C                                                                 --           --           --          --
         Class Y                                                                 --           --           --          --
   Return of capital distributions
         Class A                                                                 --           --           --          --
         Class C                                                                 --           --           --          --
         Class Y                                                                 --           --           --          --
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                             --   (1,961,992)          --  (1,231,994)
---------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Capital Contribution - Class C (Note 7)                                       --    3,284,020           --   5,226,105
   Capital Contribution - Class Y (Note 7)                                       --           --           --          --
   Proceeds from shares sold                                             15,805,389    1,738,718   11,197,906   1,242,946
   Reinvestment of dividends and distributions                                   --    1,716,110           --   1,227,418
   Cost of shares redeemed                                              (16,474,025)  (3,216,309) (11,093,189) (2,251,174)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions                         (668,636)   3,522,539      104,717   5,445,295
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                                2,477,210    6,372,555     (789,239)  8,642,651
---------------------------------------------------------------------------------------------------------------------------------
Net assets
   Beginning of period                                                   14,707,701    8,335,146   15,518,167   6,875,516
---------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 17,184,911  $14,707,701  $14,728,928 $15,518,167
---------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                     $ 10,233,218  $10,901,854  $10,547,547 $10,442,829
   Undistributed (distributions in excess of) net
         investment income                                                  (64,311)          --       10,253      35,589
   Accumulated net realized gain (loss) on investments                    2,298,060      270,986    3,130,557   1,400,906
   Net unrealized appreciation (depreciation) on investments              4,717,944    3,534,861   1,040,571    3,638,843
---------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding                         $ 17,184,911  $14,707,701  $14,728,928 $15,518,167
---------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
13

TOUCHSTONE FAMILY OF FUNDS

Statements of Changes in Net Assets continued


                                                                             TOUCHSTONE VALUE            TOUCHSTONE
                                                                                 PLUS FUND                BOND FUND
                                                                        ------------------------------------------------------
                                                                            FOR THE                   FOR THE
                                                                          SIX MONTHS     FOR THE    SIX MONTHS    FOR THE
                                                                             ENDED        YEAR         ENDED       YEAR
                                                                           JUNE 30,       ENDED      JUNE 30,      ENDED
                                                                             2000     DECEMBER 31,     2000    DECEMBER 31,
                                                                          (UNAUDITED)     1999      (UNAUDITED)    1999
Increase (decrease) in net assets:
Operations:
   Net investment income (loss)                                         $    87,348   $   21,281  $   691,267 $ 1,197,916
   Net realized gain (loss )                                              1,345,563    2,709,639     (161,527)   (347,955)
   Net change in unrealized appreciation
         (depreciation)                                                  (3,574,153)   1,607,624      (18,753) (1,153,862)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) in net assets resulting
         from operations                                                 (2,141,242)   4,338,544      510,987    (303,901)
---------------------------------------------------------------------------------------------------------------------------------
Dividends and distributions to shareholders from:
   Net investment income
         Class A                                                            (79,248)     (33,255)    (409,834)   (314,128)
         Class C                                                                 --           --      (30,655)    (63,775)
         Class Y                                                                 --           --     (193,100)   (832,231)
   Realized capital gains
         Class A                                                                 --     (638,617)          --         (31)
         Class C                                                                 --      (11,183)          --          (7)
         Class Y                                                                 --           --           --         (73)
   Distributions in excess of net investment income
         Class A                                                                 --           --           --      (1,716)
         Class C                                                                 --           --           --        (348)
         Class Y                                                                 --           --           --      (4,547)
   Return of capital distributions
         Class A                                                                 --           --           --     (33,705)
         Class C                                                                 --           --           --      (8,180)
         Class Y                                                                 --           --           --     (78,615)
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                        (79,248)    (683,055)    (633,589) (1,337,356)
---------------------------------------------------------------------------------------------------------------------------------
Share Transactions:
   Capital Contribution - Class C (Note 7)                                       --      318,185           --   1,139,586
   Capital Contribution - Class Y (Note 7)                                       --           --           --  14,150,014
   Proceeds from shares sold                                             35,173,586    1,447,308   34,067,293   1,713,920
   Reinvestment of dividends and distributions                               40,403      674,160      517,683   1,327,271
   Cost of shares redeemed                                              (19,457,572)    (806,675) (30,782,135) (2,356,902)
---------------------------------------------------------------------------------------------------------------------------------
   Net increase (decrease) from share transactions                       15,756,417    1,632,978    3,802,841  15,973,889
---------------------------------------------------------------------------------------------------------------------------------
   Total increase (decrease) in net assets                               13,535,927    5,288,467    3,680,239  14,332,632
---------------------------------------------------------------------------------------------------------------------------------
Net assets
   Beginning of period                                                   32,356,001   27,067,534   19,256,139   4,923,507
---------------------------------------------------------------------------------------------------------------------------------
   End of period                                                       $ 45,891,928  $32,356,001 $ 22,936,378 $19,256,139
---------------------------------------------------------------------------------------------------------------------------------
Net assets consist of:
   Paid-in capital                                                     $ 43,352,024  $27,595,607 $ 24,402,744 $20,599,903
   Undistributed (distributions in excess of) net
         investment income                                                    8,100           --       57,678          --
   Accumulated net realized gain (loss) on investments                    2,778,894    1,433,331     (514,467)   (352,940)
   Net unrealized appreciation (depreciation) on investments               (247,090)   3,327,063   (1,009,577)   (990,824)
---------------------------------------------------------------------------------------------------------------------------------
   Net assets applicable to shares outstanding                         $ 45,891,928  $32,356,001 $ 22,936,378 $19,256,139
---------------------------------------------------------------------------------------------------------------------------------


The accompanying notes are an integral part of the financial statements.


TOUCHSTONE FAMILY OF FUNDS
14

TOUCHSTONE FAMILY OF FUNDS

FINANCIAL HIGHLIGHTS

Class A
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                               TOUCHSTONE EMERGING GROWTH FUND
                                                          -----------------------------------------------------------------------
                                                               FOR THE
                                                              SIX MONTHS    FOR THE   FOR THE   FOR THE    FOR THE   FOR THE
                                                                 ENDED       YEAR      YEAR      YEAR       YEAR      YEAR
                                                                6/30/00      ENDED     ENDED     ENDED      ENDED     ENDED
                                                              (UNAUDITED)  12/31/99  12/31/98  12/31/97   12/31/96  12/31/95
Net asset value, beginning of period                             $ 16.96   $  13.40    $13.85    $11.55     $11.52    $10.11
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                          --      (0.09)    (0.04)    (0.03)      0.01     (0.01)
Net realized and unrealized gain (loss) on investments              3.50       6.18      0.37      3.71       1.20      2.29
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 3.50       6.09      0.33      3.68       1.21      2.28
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                              --         --        --        --      (0.01)    (0.03)
   Realized capital gains                                             --      (2.53)    (0.78)    (1.38)     (1.17)    (0.84)
   Return of capital                                                  --         --        --        --         --        --
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                  --      (2.53)    (0.78)    (1.38)     (1.18)    (0.87)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                   $ 20.46   $  16.96    $13.40    $13.85     $11.55    $11.52
---------------------------------------------------------------------------------------------------------------------------------
Total return(a)                                                    20.64%     45.85%      2.57%    32.20%    10.56%    22.56%
Ratios and supplemental data:
Net assets at end of period (000s)                               $12,562    $10,743     $8,335    $4,949    $2,873    $2,520
Ratios to average net assets:
   Net Expenses (b)                                               1.50%(c)     1.50%      1.50%     1.50%     1.50%     1.50%
   Net investment income (loss)                                  (1.12)%(c)   (0.66)%    (0.41)%   (0.30)%   (0.12)%   (0.05)%
Portfolio Turnover                                                  63%          97%        78%      101%      117%      109%
---------------------------------------------------------------------------------------------------------------------------------
(a)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                 4.06%(c)      3.29%      4.11%     5.94%     6.58%     7.09%
(c)Ratios are annualized.



The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
15

TOUCHSTONE FAMILY OF FUNDS

Financial Highlights continued


Class A - continued
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                            TOUCHSTONE INTERNATIONAL EQUITY FUND
                                                          -----------------------------------------------------------------------
                                                               FOR THE
                                                              SIX MONTHS    FOR THE   FOR THE   FOR THE    FOR THE   FOR THE
                                                                 ENDED       YEAR      YEAR      YEAR       YEAR      YEAR
                                                                6/30/00      ENDED     ENDED     ENDED      ENDED     ENDED
                                                              (UNAUDITED)  12/31/99  12/31/98  12/31/97   12/31/96  12/31/95
Net asset value, beginning of period                              $16.52    $12.89     $11.41    $10.63     $9.58    $ 9.12
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                       (0.08)       --       0.00(c)   0.02      0.05      0.21
Net realized and unrealized gain (loss) on investments             (0.83)     5.06       2.27      1.64      1.06      0.47
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                (0.91)     5.06       2.27      1.66      1.11      0.68
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                              --     (0.06)     (0.05)    (0.02)    (0.06)    (0.22)
   Realized capital gains                                             --     (1.37)     (0.74)    (0.86)       --        --
   Return of capital                                                  --        --         --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                  --     (1.43)     (0.79)    (0.88)    (0.06)    (0.22)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $15.61    $16.52     $12.89    $11.41    $10.63    $ 9.58
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)                                                   (5.51)%   39.50%     19.94%    15.57%    11.61%     5.29%
Ratios and supplemental data:
Net assets at end of period (000s)                                $8,902    $9,043     $6,876    $4,761    $3,449    $2,617
Ratios to average net assets:
   Net Expenses (b)                                                1.60%(d)   1.60%      1.60%     1.60%     1.60%     1.60%
   Net investment income (loss)                                  (0.58)%(d)  (0.08)%    (0.03)%    0.17%     0.42%     0.11%
Portfolio Turnover                                                    70%      155%       138%      151%       86%       90%
---------------------------------------------------------------------------------------------------------------------------------
(a)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                   6.62%(d)   4.11%      5.18%     7.07%     6.63%     7.30%
(c)Amount rounds to less than $0.01.
(d)Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
16

TOUCHSTONE FAMILY OF FUNDS

Financial Highlights continued


Class A - continued
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                                                 TOUCHSTONE VALUE PLUS FUND
                                                                                          --------------------------------------
                                                                                                FOR THE
                                                                                              SIX MONTHS   FOR THE   FOR THE
                                                                                                 ENDED      YEAR     PERIOD
                                                                                                6/30/00     ENDED   ENDED (E)
                                                                                              (UNAUDITED) 12/31/99  12/31/98
Net asset value, beginning of period                                                            $ 11.77   $ 10.41   $ 10.00
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                                                       0.03      0.01      0.02
Net realized and unrealized gain (loss) on investments                                            (0.36)     1.60      0.41
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                                               (0.33)     1.61      0.43
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                                                          (0.03)    (0.01)    (0.02)
   Realized capital gains                                                                            --     (0.24)       --
   Return of capital                                                                                 --        --      0.00(c)
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                                                              (0.03)    (0.25)    (0.02)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                                                  $ 11.41   $ 11.77   $ 10.41
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)                                                                                  (2.85)%   15.51%     4.29%
Ratios and supplemental data:
Net assets at end of period (000s)                                                              $43,692   $31,808   $27,068
Ratios to average net assets:
   Net Expenses (b)                                                                                1.30%(d)  1.30%     1.30%(d)
   Net investment income (loss)                                                                    0.45%(d)  0.08%     0.25%(d)
Portfolio Turnover                                                                                   53%       60%       34%
---------------------------------------------------------------------------------------------------------------------------------
(a)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                                                   1.96%(d)  2.02%     2.25%(d)
(c)Amount rounds to less than $0.01.
(d)Ratios are annualized.
(e)The Fund commenced operations on May 1, 1998.



The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
17

  TOUCHSTONE FAMILY OF FUNDS

Financial Highlights continued



Class A - continued
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                                    TOUCHSTONE BOND FUND
                                                          -----------------------------------------------------------------------
                                                               FOR THE
                                                              SIX MONTHS    FOR THE   FOR THE   FOR THE    FOR THE   FOR THE
                                                                 ENDED       YEAR      YEAR      YEAR       YEAR      YEAR
                                                                6/30/00      ENDED     ENDED     ENDED      ENDED     ENDED
                                                              (UNAUDITED)  12/31/99  12/31/98  12/31/97   12/31/96  12/31/95
Net asset value, beginning of period                              $ 9.47    $10.39     $10.22    $10.17    $10.61    $ 9.88
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                       (0.03)     0.59       0.55      0.61      0.71      0.56
Net realized and unrealized gain (loss) on investments              0.29     (0.76)      0.30      0.11     (0.43)     1.07
---------------------------------------------------------------------------------------------------------------------------------
   Total from investment operations                                 0.26     (0.17)      0.85      0.72      0.28      1.63
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                           (0.33)    (0.68)     (0.57)    (0.66)    (0.70)    (0.86)
   Realized capital gains                                             --        --      (0.11)    (0.01)    (0.02)    (0.04)
   Return of capital                                                  --     (0.07)        --        --        --        --
---------------------------------------------------------------------------------------------------------------------------------
   Total dividends and distributions                               (0.33)    (0.75)     (0.68)    (0.67)    (0.72)    (0.90)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                    $ 9.40    $ 9.47     $10.39    $10.22    $10.17    $10.61
---------------------------------------------------------------------------------------------------------------------------------
Total return (a)                                                    2.78%    (1.68)%     8.56%     7.30%     2.85%    16.95%
Ratios and supplemental data:
Net assets at end of period (000s)                               $22,003    $4,310     $4,924    $1,685    $  821    $  523
Ratios to average net assets:
   Net Expenses (b)                                                 0.90%(c)  0.90%      0.90%     0.90%     0.90%     0.90%
   Net investment income (loss)                                     0.00%(c)  5.92%      5.68%     6.08%     6.01%     6.21%
Portfolio Turnover                                                    13%       57%       170%       88%       64%       78%
---------------------------------------------------------------------------------------------------------------------------------
(a)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(b)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                   2.98%(c)   4.11%     4.13%      7.13%    13.61%    29.29%
(c)Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
18

TOUCHSTONE FAMILY OF FUNDS

FINANCIAL HIGHLIGHTS

Class C (a)
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                           TOUCHSTONE EMERGING      TOUCHSTONE INTERNATIONAL
                                                                                GROWTH FUND                EQUITY FUND
                                                                        -------------------------  -------------------------
                                                                            FOR THE                   FOR THE
                                                                          SIX MONTHS     FOR THE     SIX MONTHS    FOR THE
                                                                             ENDED        YEAR         ENDED        YEAR
                                                                            JUNE 30,      ENDED       JUNE 30,      ENDED
                                                                             2000      DECEMBER 31,    2000      DECEMBER 31,
                                                                          (UNAUDITED)     1999      (UNAUDITED)      1999
Net asset value, beginning of period                                        $16.29       $13.04       $15.92      $12.51
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                                 (0.28)       (0.19)       (0.09)      (0.11)
Net realized and unrealized gain (loss) on investments                        3.58         5.97        (0.88)       4.89
---------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                     3.30         5.78        (0.97)       4.78
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                                        --           --           --          --
   Realized capital gains                                                       --        (2.53)          --       (1.37)
   Return of capital                                                            --           --           --          --
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                               --        (2.53)          --       (1.37)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                              $19.59       $16.29       $14.95      $15.92
---------------------------------------------------------------------------------------------------------------------------------
         Total return (b)                                                    20.26%       44.86%       (6.09)%     38.44%
Ratios and supplemental data:
Net assets at end of period (000s)                                          $4,623       $3,964       $5,827      $6,475
Ratios to average net assets:
   Net Expenses (c)                                                           2.25%(d)     2.25%        2.35%(d)    2.35%
   Net investment income (loss)                                              (1.36)%(d)   (1.41)%      (0.81)%(d)  (0.81)%
Portfolio Turnover                                                              63%          97%          70%        155%
---------------------------------------------------------------------------------------------------------------------------------
(a)The Class commenced operations on January 1, 1999.
(b)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                               3.49%(d)     4.03%        4.37%(d)    4.86%
(d)Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
19

TOUCHSTONE FAMILY OF FUNDS

Financial Highlights continued



Class C (a) - continued
SELECTED DATA FOR A SHARE OUTSTANDING:


                                                                             TOUCHSTONE VALUE            TOUCHSTONE
                                                                                 PLUS FUND                BOND FUND
                                                                      -----------------------------------------------------------
                                                                           FOR THE                   FOR THE
                                                                          SIX MONTHS    FOR THE     SIX MONTHS    FOR THE
                                                                             ENDED        YEAR         ENDED        YEAR
                                                                            JUNE 30,      ENDED       JUNE 30,      ENDED
                                                                             2000      DECEMBER 31,    2000      DECEMBER 31,
                                                                          (UNAUDITED)     1999      (UNAUDITED)      1999
Net asset value, beginning of period                                       $11.48       $10.26       $ 9.15      $10.08
---------------------------------------------------------------------------------------------------------------------------------
Income from investment operations:
Net investment income (loss)                                                (0.03)       (0.07)        2.44        0.51
Net realized and unrealized gain (loss) on investments                      (0.25)        1.53        (2.30)      (0.75)
---------------------------------------------------------------------------------------------------------------------------------
         Total from investment operations                                   (0.28)        1.46         0.14       (0.24)
---------------------------------------------------------------------------------------------------------------------------------
Less: dividends and distributions to shareholders from:
   Net investment income                                                       --           --        (0.29)      (0.62)
   Realized capital gains                                                      --        (0.24)          --          --
   Return of capital                                                           --           --           --       (0.07)
---------------------------------------------------------------------------------------------------------------------------------
Total dividends and distributions                                              --        (0.24)       (0.29)      (0.69)
---------------------------------------------------------------------------------------------------------------------------------
Net asset value, end of period                                             $11.20       $11.48       $ 9.00      $ 9.15
---------------------------------------------------------------------------------------------------------------------------------
         Total return (b)                                                   (2.44)%      14.24%        1.59%      (2.41)%
Ratios and supplemental data:
Net assets at end of period (000s)                                         $2,200       $  548       $  933      $  998
Ratios to average net assets:
   Net Expenses (c)                                                          2.05%(d)     2.05%        1.65%(d)    1.65%
   Net investment income (loss)                                             (0.28)%(d)    0.65%        5.42%(d)    5.18%
Portfolio Turnover                                                             53%          60%          13%        120%
---------------------------------------------------------------------------------------------------------------------------------
(a)The Class commenced operations on January 1, 1999.
(b)The return is calculated without the effects of a sales charge. Total Returns would have been lower had certain expenses not been reimbursed or waived during the period shown. (Note 6)
(c)If the waiver and reimbursement had not been in place for the periods listed, the ratios of expenses to average net assets would have been as follows:
                                                                               2.65%(d)     2.76%        3.47%(d)    3.01%
(d)Ratios are annualized.


The accompanying notes are an integral part of the financial statements.



TOUCHSTONE FAMILY OF FUNDS
20

TOUCHSTONE FAMILY OF FUNDS

NOTES TO FINANCIAL STATEMENTS

1. Organization and Significant Accounting Policies

Touchstone Emerging Growth Fund ("Emerging Growth Fund"), Touchstone International Equity Fund ("International Equity Fund") and Touchstone Value Plus Fund ("Value Plus Fund") are each a separate series of Touchstone Strategic Trust ("Strategic Trust"), formerly Countrywide Strategic Trust, a group of 8 equity mutual funds. Touchstone Bond Fund ("Bond Fund"), formerly the Countrywide Intermediate Bond Fund, is a series of Touchstone Investment Trust ("Investment Trust"), formerly Countrywide Investment Trust, a group of 6 taxable bond and money market funds. The Strategic Trust and Investment Trust (each, a "Trust" and collectively, the "Trusts") are registered under the Investment Company Act of 1940, as amended ("the Act"), as open-end management investment companies. The Trusts were organized as Massachusetts business trusts under Declarations of Trust dated December 7, 1980. The Emerging Growth Fund, International Equity Fund, Value Plus Fund and Bond Fund (each a "Fund" and collectively, the "Funds") each have distinct investment objectives and policies.

Prior to May 1, 2000, the Funds were part of the Touchstone Series Trust ("Series Trust"), a Massachusetts business trust organized on February 7, 1994 and registered under the Act as an open-end management investment company. Effective May 1, 2000, the Emerging Growth Fund, International Equity Fund and Value Plus Fund were merged into series of the Strategic Trust. Effective May 1, 2000, the Bond Fund was merged into a series of the Investment Trust and the Touchstone Series Trust was dissolved (See Note 7).

Each Fund, other than the Bond Fund, is divided into two classes of shares: class A shares ("Class A Shares") and class C shares ("Class C Shares"). Each class of shares charges a different sales charge and distribution or service fees. The amount of the sales charges and other fees that you pay will depend on which class of shares you own. The Bond Fund also offers Class Y shares ("Class Y Shares"), which are not available for sale to the public.

As of June 30, 2000, Touchstone Advisors, Inc. an indirect subsidiary of the Western-Southern Life Assurance Company ("Western-Southern"), and Western-Southern together owned 28.5%, 55.7%, 83.3% and 69.7% of the outstanding Class A Shares and 67.0%, 79.6%, 23.3%, and 16.7% of the outstanding Class C Shares of the Emerging Growth Fund, the International Equity Fund, the Value Plus Fund, and the Bond Fund, respectively.

The accounting policies are in conformity with generally accepted accounting principles ("GAAP") for investment companies. The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the related amounts and disclosures in the financial statements. Actual results could differ from these estimates.

The following is a summary of the significant accounting policies of the Funds.

INVESTMENT VALUATION. Securities for which market quotations are readily available are valued at the last sale price on a national securities exchange, or, in the absence of recorded sales, at the readily available closing bid price in the over-the-counter market. Securities quoted in foreign currencies are translated into U.S. dollars at the current exchange rate. Debt securities are valued by a pricing service which determines valuations based upon market transactions for normal, institutional-size trading units of similar securities. Securities or other assets for which market quotations are not readily available are valued at fair value in good



TOUCHSTONE FAMILY OF FUNDS
21

TOUCHSTONE FAMILY OF FUNDS

Notes to Financial Statements continued


faith under consistently applied procedures in accordance with procedures established by the Trustees of the Trusts. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. All portfolio securities with a remaining maturity of less than 60 days are valued at amortized cost, which approximates market.

FOREIGN CURRENCY VALUE TRANSLATION. The accounting records of the Funds are maintained in U.S. dollars. The market value of investment securities, other assets and liabilities and forward contracts denominated in foreign currencies are translated into U.S. dollars at the prevailing exchange rates at the end of the period. Purchases and sales of securities, income receipts, and expense payments are translated at the exchange rate prevailing on the respective dates of such transactions. Reported net realized gains and losses on foreign currency transactions represent net gains and losses from sales and maturities of forward currency contracts, disposition of foreign currencies, currency gains and losses realized between the trade and settlement dates on securities transactions and the difference between the amount of net investment income accrued and the U.S. dollar amount actually received.

The effects of changes in foreign currency exchange rates on investments in securities are not segregated in the Statement of Operations from the effects of changes in market prices of these securities, but are included with net realized and unrealized gain or loss on investments.

INVESTMENT INCOME. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities where the ex-dividend date has passed are recorded as soon as the Trusts are informed of the ex-dividend date. Interest income, which includes the amortization of premium and accretion of discount, if any, is recorded on an accrual basis. Dividend and interest income is recorded net of foreign taxes where recovery of such taxes is not assured.

DIVIDENDS AND DISTRIBUTIONS. Substantially all of the net investment income of the Bond Fund is declared as dividends and paid monthly. Substantially all of the net investment income of the Value Plus Fund is declared as dividends and paid quarterly. Substantially all of the net investment income of the Emerging Growth Fund and the International Equity Fund are declared as dividends and paid annually. Distributions to shareholders of net realized capital gains, if any, are declared and paid annually. Dividends and distributions are recorded on the ex-dividend date and are reinvested at net asset value.

Income and realized capital gain distributions are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. These differences, which may result in distribution reclassifications, are primarily due to non-deductible organization costs, passive foreign investment companies, foreign currency transactions, losses deferred due to wash sales, and excise tax regulations.

Permanent book and tax basis differences relating to shareholder distributions will result in reclassifications to paid-in capital. Undistributed net investment income and accumulated net realized gain or loss from the Funds may include temporary book and tax basis differences which will reverse in a subsequent period. Any taxable income or gain remaining at fiscal year end is distributed in the following year.


TOUCHSTONE FAMILY OF FUNDS
22

TOUCHSTONE FAMILY OF FUNDS

FEDERAL TAXES. Each Fund of the Trusts are treated as a separate entities for federal income tax purposes. Each Fund's policy is to comply with the provisions of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies and to distribute substantially all of its income, and net realized capital gains, if any, within the prescribed time periods. Therefore, no provision has been made for federal income taxes. It is intended that each Fund's assets will be managed in such a way that an investor in the Fund will be able to satisfy the requirements of Subchapter M of the Internal Revenue Code of 1986, as amended.

WRITTEN OPTIONS. Each Fund may enter into written option agreements. The premium received for a written option is recorded as an asset with an equivalent liability. The liability is marked-to-market based on the option's quoted daily settlement price. When an option expires or the Fund enters into a closing purchase transaction, the Fund realizes a gain (or loss if the cost of the closing purchase transaction exceeds the premium received when the option was sold) without regard to any unrealized gain or loss on the underlying security and the liability related to such option is eliminated. When a written call option is exercised, the Fund realizes a gain or loss from the sale of the underlying security and the proceeds from such sale are increased by the premium originally received. If a written put option is exercised, the amount of the premium originally received will reduce the cost of the security which the Fund purchased.

FORWARD FOREIGN CURRENCY AND SPOT CONTRACTS. Each Fund may enter into forward foreign currency and spot contracts to protect securities and related receivables and payables against fluctuations in foreign currency rates. A forward contract is an agreement to buy or sell currencies of different countries on a specified future date at a specified rate.

Risks associated with such contracts include the movement in the value of the foreign currency relative to the U.S. dollar and the ability of the counterparty to perform. The market value of the contract will fluctuate with changes in currency exchange rates. Contracts are valued daily based on procedures established by and under the general supervision of the Trustees of the Trusts and the change in the market value is recorded by the Funds as unrealized appreciation and depreciation of forward foreign currency contracts. As of June 30, 2000, no Funds held open forward foreign currency or spot contracts.

REPURCHASE AGREEMENTS. Each Fund may invest in repurchase agreements, which are agreements pursuant to which securities are acquired by the Fund from a third party with the commitment that they will be repurchased by the seller at a fixed price on an agreed upon date. Each Fund may enter into repurchase agreements with banks or lenders meeting the creditworthiness standards established by the Trustees of the Trusts. The Fund, through its custodian, receives as collateral, delivery of the underlying securities, whose market value is required to be at least 100% of the resale price at the time of purchase. The resale price reflects the purchase price plus an agreed upon rate of interest. In the event of counterparty default, the Fund has the right to use the collateral to offset losses incurred.


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Notes to Financial Statements continued

SECURITY TRANSACTIONS. Securities transactions are recorded on a trade date basis. For financial and tax reporting purposes, realized gains and losses are determined on the basis of specific lot identification.

EXPENSES. Expenses incurred by a Trust with respect to any two or more Funds in the Trust are prorated to each Fund in the Trust, except where allocations of direct expenses to each Fund can otherwise be made fairly. Expenses directly attributable to a Fund are charged to that Fund. Expenses directly attributable to a class are charged to that class. Other expenses of each Fund are further allocated to each class of shares based on their relative net asset values.

2. Risks Associated with Foreign Investments

Some of the Funds may invest in securities of foreign issuers. Investing in securities issued by companies whose principal business activities are outside the United States may involve significant risks not present in domestic investments. For example, there is generally less publicly available information about foreign companies, particularly those not subject to the disclosure and reporting requirements of the U.S. securities laws. Foreign issuers are generally not bound by uniform accounting, auditing, and financial reporting requirements and standards of practice comparable to those applicable to domestic issuers. Investments in foreign securities also involve the risk of possible adverse changes in investment or exchange control regulations, expropriation or confiscatory taxation, limitation on the removal of funds or other assets of the Fund, political or financial instability or diplomatic and other developments which could affect such investments. Foreign stock markets, while growing in volume and sophistication, are generally not as developed as those in the United States, and securities of some foreign issuers (particularly those located in developing countries) may be less liquid and more volatile than securities of comparable U.S. companies. In general, there is less overall governmental supervision and regulation of foreign securities markets, broker-dealers, and issuers than in the U.S.

3. Transactions with Affiliates

INVESTMENT ADVISOR. The Trusts have investment advisory agreements with Touchstone Advisors, Inc. (the "Advisor"), an indirect subsidiary of Western-Southern Life Assurance Company ("Western-Southern"). Under the terms of the investment advisory agreements, each Fund pays an investment advisory fee that is computed daily and paid monthly. For the six months ended June 30, 2000, each Fund incurred the following investment advisory fees equal on an annual basis to the following percentages of the average daily net assets of the Fund.



           Emerging  International   Value
            Growth      Equity       Plus       Bond
             Fund        Fund        Fund       Fund
Rate         0.80%       0.95%       0.65%      0.75%
--------------------------------------------------------------------------------


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Subject to review and approval by the Boards of Trustees, the Advisor may enter into certain sub-advisory agreements for the investment advisory services in connection with the management of each of the Funds. The Advisor pays each sub-advisor a fee for services provided using an annual rate, as specified below, that is computed daily and paid monthly based on average daily net assets. As of June 30, 2000, the following sub-advisory agreements were in place:


Emerging Growth Fund
David L. Babson & Company, Inc.                0.50%
Westfield Capital Management Company, Inc.     0.45% on the first $10 million
                                               0.40% on the next $40 million
                                               0.35% thereafter
International Equity Fund
Credit Suisse Asset Management LLC             0.85% on the first $30 million
                                               0.80% on the next $20 million
                                               0.70% on the next $20 million
                                               0.60% thereafter
Value Plus Fund
Fort Washington Investment Advisors, Inc.      0.45%

Bond Fund
Fort Washington Investment Advisors, Inc.      0.30%

Fort Washington Investment Advisors, Inc., is an affiliate of the Advisor.



DISTRIBUTION AND SERVICE PLAN. Under the Distribution and Service Plans of the Trusts, in accordance with Rule 12b-1 under the Act, the Trusts retain Touchstone Securities, Inc. ("Distributor"), an indirect subsidiary of Western-Southern, as a service agent of the Trusts and as the principal underwriter of the shares of each Fund. Under the Distribution Plan, Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.75% of the average daily net assets of the Fund to finance activity that is principally intended to result in the sale of Class C Shares of the Fund. Under the Service Plan, Class A Shares and Class C Shares of each Fund pay a fee to the Distributor in an amount computed at an annual rate of 0.25% of the average daily net assets of the Fund for the provision of certain services to the holders of Class A Shares and Class C Shares.

SPONSOR. The Trusts, on behalf of each Fund, have entered into Sponsor Agreements with the Advisor. The Advisor provides oversight of the various service providers to the Trusts, including the Trusts' administrator, custodian and transfer agent. The Advisor receives a fee from each Fund equal on an annual basis to 0.20% of the average daily net assets of that Fund. The Advisor waived all fees under the Sponsor Agreement through June 30, 2000. In the last amendment to the Sponsor Agreements, the Advisor also agreed to continue to waive all fees until December 31, 2000. The Sponsor Agreements may be terminated by the Sponsor or by either of the Trusts on not less than 30 days prior written notice.

TRUSTEES. Each Trustee who is not an "interested person" (as defined in the Act) of the Trusts receives an aggregate of $5,000 annually plus $1,000 per meeting attended, as well as reimbursement for reasonable out-of-pocket expenses from the Strategic Trust, from Investment Trust and from Touchstone Variable Series Trust, which is included in a separate report. For the six months ended June 30, 2000, the Funds included in this report from Strategic Trust and Investment Trust incurred $3,112 in Trustee fees which was prorated to each Fund.


TOUCHSTONE FAMILY OF FUNDS
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TOUCHSTONE FAMILY OF FUNDS

Notes to Financial Statements continued



4. Purchases and Sales of Investment Securities

Investment transactions (excluding purchases and sales of U.S. government agency obligations and excluding short-term investments) for the six months ended June 30, 2000 were as follows:

                                     Cost of Purchases      Proceeds from Sales
 Emerging Growth Fund                    $ 9,099,201            $10,310,941
 International Equity Fund                10,269,043             10,278,493
 Value Plus Fund                          19,240,075             30,725,642
 Bond Fund                                 5,592,648             14,552,898


The following Funds had transactions in U.S. government and U.S. government agency obligations:

                                    Cost of Purchases       Proceeds from Sales
 Value Plus Fund                          $       --              $ 255,207
 Bond Fund                                 1,920,364                     --



5. Restricted Securities

Restricted securities may be difficult to dispose of and involve time-consuming negotiation and expense. Prompt sale of these securities may involve the seller taking a discount to the security's stated market value. As of June 30, 2000, the Bond Fund held restricted securities valued by the trustees of the Trust at $667,317, representing 2.91% of net assets. Acquisition date and cost of each are as follows:

                                    Acquisition Date                     Cost
Mercantile Safe Deposit                  3/28/85                       $ 33,804
Central America, Series F                 8/1/86                        115,000
Central America, Series G                 8/1/86                        115,000
Central America, Series H                 8/1/86                        115,000
Republic of Honduras, Series C            5/1/88                        100,000
Republic of Honduras, Series D            5/1/88                        100,000



The Bond II Portfolio of Select Advisors Portfolios received these securities from The Western & Southern Life Insurance Company Separate Account A on October 4, 1994, in exchange for a proportionate interest in the Bond II Portfolio. As part of a subsequent reorganization, these securities were redeemed in kind and acquired by the Bond Fund.


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TOUCHSTONE FAMILY OF FUNDS

6. Expense Reimbursements

The Sponsor has agreed to reimburse each Fund so that, following such reimbursement, the aggregate total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) of each Fund are not greater, on an annual basis, than the percentage of average daily net assets of the Fund listed below. The resulting aggregate amount of reimbursement to each Fund for the six months ended June 30, 2000 is shown below.


                                       Emerging International  Value
                                        Growth     Equity      Plus       Bond
                                         Fund       Fund       Fund       Fund

Voluntary Expense Limit - Class A        1.50%      1.60%      1.30%      0.90%
Voluntary Expense Limit - Class C        2.25%      2.35%      2.05%      1.65%
Voluntary Expense Limit - Class Y         --         --         --        0.65%
Aggregate Amount of
Reimbursement to Fund                   $82,927   $134,564    $80,380   $163,389
--------------------------------------------------------------------------------

7. Fund Mergers and Terminations

On February 15, 2000, the Board of Trustees of the Touchstone Series Trust approved an Agreement and Plan of Reorganization ("CST Agreement") between the Series Trust and the Strategic Trust. Pursuant to the CST Agreement, Emerging Growth Fund ("Old Emerging Growth Fund") and International Equity Fund ("Old International Equity Fund) of Series Trust were merged into separate series of the Strategic Trust. In addition, Value Plus Fund ("Old Value Plus Fund") and Touchstone Growth & Income Fund ("Growth & Income Fund") of Series Trust merged into the Touchstone Value Plus Fund ("New Value Plus Fund") of the Strategic Trust. On the same date, the Series Trust's Board of Trustees approved an Agreement and Plan of Reorganization ("CIT Agreement") between the Series Trust and Investment Trust. Pursuant to the CIT Agreement, Touchstone Bond Fund ("Old Bond Fund") of Series Trust was merged into the Intermediate Bond Fund of the Investment Trust. Simultaneously, the Intermediate Bond Fund of the Investment Trust was renamed the Touchstone Bond Fund ("New Bond Fund"). The remaining series of the Series Trust, the Touchstone Income Opportunity Fund, Touchstone Balanced Fund and Touchstone Standby Income Fund were terminated effective April 28, 2000.

The mergers described above were approved by shareholders of each Fund at special meetings of shareholders held on April 19, 2000 (See Note 9).

Pursuant to the CST Agreement described above, on May 1, 2000, New Value Plus Fund acquired all of the assets and assumed liabilities of Old Value Plus Fund and Growth & Income Fund, in an exchange for Class A shares and Class C shares of New Value Plus Fund.

Pursuant to the CIT Agreement described above, on May 1, 2000, the New Bond Fund, formerly the Countrywide Intermediate Bond Fund, acquired all of the assets and assumed liabilities of Old Bond Fund, in an exchange for Class A shares and Class C shares of New Bond Fund.


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TOUCHSTONE FAMILY OF FUNDS

Notes to Financial Statements continued

The above acquisitions were accomplished by a tax-free exchange of shares of each respective fund. The value of assets acquired, number of shares issued, unrealized gain or loss acquired and the aggregate net assets of each Fund immediately after the acquisition are as follows:


Acquiring Fund
of Strategic or                           Value of        Number of      Unrealized      Net Assets
  Investment         Acquired Fund       Net Assets        Shares          Gain or          After
     Trust          of Series Trust       Acquired         Issued           Loss         Acquisition
--------------     -----------------    ------------    -------------   -------------   -------------
 New Emerging        Old Emerging
 Growth Fund          Growth Fund       $21,922,346      1,233,880           --          $21,922,346

 New                     Old
 International       International
 Equity Fund          Equity Fund        14,619,896        960,029           --           14,619,896

 New Value            Old Value
 Plus Fund             Plus Fund         35,741,033       2,262,931          --           65,310,052

 New Value             Growth &
 Plus Fund            Income Fund        29,569,019       2,548,643     $(1,341,172)      65,310,052

 New Bond Fund       Old Bond Fund        3,704,761        398,361        (153,525)       24,260,647



8. Capital Share Transactions

Transactions in capital stock were as follows for the following periods and classes of each Fund:



Touchstone Emerging Growth Fund

                                                  Six Months Ended                Year Ended
                                              June 30, 2000 (unaudited)       December 31, 1999
                                              Shares           Amount      Shares            Amount


Shares Outstanding (Class A):
   Shares sold                              596,433      $ 10,917,952     97,013      $  1,411,794
   Reinvestment of dividends
     and distributions                          --                 --     71,583         1,184,076
---------------------------------------------------------------------------------------------------------

                                            596,433        10,917,952    168,596         2,595,870
   Shares redeemed                         (504,882)      (11,397,807)  (157,019)       (2,291,937)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                   91,551       $  (479,855)    11,577       $   303,933
---------------------------------------------------------------------------------------------------------

Shares Outstanding (Class C):
   Shares sold                              273,103       $ 4,908,268     23,001        $  326,924
   Reinvestment of dividends
     and distributions                          --                --      33,503           532,034
---------------------------------------------------------------------------------------------------------

                                             27,103         4,908,268     56,504           858,958
   Shares redeemed                         (208,514)      (5,0087,593)   (64,997)         (924,372)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                   (7,411)      $  (179,325)    (8,493)        $ (65,414)
---------------------------------------------------------------------------------------------------------


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TOUCHSTONE FAMILY OF FUNDS


Touchstone International Equity Fund

                                                  Six Months Ended                Year Ended
                                             June 30, 2000 (unaudited)         December 31, 1999
                                              Shares           Amount      Shares            Amount


Shares Outstanding (Class A):
   Shares sold                              405,837      $  6,448,167     70,684        $  940,653
   Reinvestment of dividends
     and distributions                           --                --     44,305           716,077
---------------------------------------------------------------------------------------------------------

                                            405,837         6,448,167    114,989         1,656,730
   Shares redeemed                         (376,817)       (6,144,763)  (100,888)       (1,381,046)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                   29,020         $ 303,404     14,101        $  275,684
---------------------------------------------------------------------------------------------------------

Shares Outstanding (Class C):
   Shares sold                              321,530      $  4,917,743     23,528       $   302,293
   Reinvestment of dividends
     and distributions                           --                --     32,842           511,341
---------------------------------------------------------------------------------------------------------

                                            321,530         4,917,743     56,370           813,634
   Shares redeemed                         (337,915)       (5,162,308)   (67,408)         (870,128)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                  (16,385)     $   (244,565)   (11,038)    $     (56,494)
---------------------------------------------------------------------------------------------------------


Touchstone Value Plus Fund

                                                  Six Months Ended                Year Ended
                                             June 30, 2000 (unaudited)         December 31, 1999
                                              Shares           Amount      Shares            Amount

Shares Outstanding (Class A):
   Shares sold                            2,745,328      $ 33,153,886     88,299        $  988,307
   Reinvestment of dividends
     and distributions                        3,498            40,403     56,984           663,608
---------------------------------------------------------------------------------------------------------

                                          2,748,826        33,194,289    145,283         1,651,915
   Shares redeemed                       (1,622,907)      (19,180,009)   (43,587)         (508,020)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                1,125,919      $ 14,014,280    101,696      $  1,143,895
---------------------------------------------------------------------------------------------------------

Shares Outstanding (Class C):
   Shares sold                              172,741         2,109,961     43,709        $  459,000
   Reinvestment of dividends
     and distributions                           --                --        928            10,553
---------------------------------------------------------------------------------------------------------

                                            172,741         2,109,961     44,637           469,553
   Shares redeemed                          (24,046)         (366,831)   (27,892)         (298,655)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                  148,695      $  1,743,130     16,745       $   170,898
---------------------------------------------------------------------------------------------------------



Touchstone Bond Fund
                                                  Six Months Ended                Year Ended
                                             June 30, 2000 (unaudited)         December 31, 1999
                                              Shares           Amount      Shares            Amount

Shares Outstanding (Class A):
   Shares sold                            3,625,180      $ 34,935,751    137,197      $  1,368,199
   Reinvestment of dividends
     and distributions                       19,938          186,050      34,756           341,765
---------------------------------------------------------------------------------------------------------

                                          3,645,118        35,121,801    171,953         1,709,964
   Shares redeemed                       (1,758,945)      (16,482,395)  (190,712)       (1,898,035)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                1,886,173      $ 18,639,406    (18,759)     $   (188,071)
---------------------------------------------------------------------------------------------------------

Shares Outstanding (Class C):
   Shares sold                               10,265           289,577     35,660      $    345,721
   Reinvestment of dividends
     and distributions                        2,355            21,287      7,353            70,040
---------------------------------------------------------------------------------------------------------

                                             12,620           310,864     43,013           415,761
   Shares redeemed                          (18,040)         (163,547)   (47,002)         (458,867)
---------------------------------------------------------------------------------------------------------

   Net increase (decrease)                   (5,420)        $ 147,317     (3,989)      $   (43,106)
---------------------------------------------------------------------------------------------------------



TOUCHSTONE FAMILY OF FUNDS
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TOUCHSTONE FAMILY OF FUNDS

Notes to Financial Statements continued


9. Supplementary Data

Special meetings of the shareholders of the Touchstone Series Trust ("Series Trust") were held on April 19, 2000 to vote on proposals to approve agreements and plans of reorganization to merge the assets and liabilities of certain series of the Series Trust into series of either Countrywide Strategic Trust (subsequently renamed Touchstone Strategic Trust) or Countrywide Investment Trust (subsequently renamed Touchstone Investment Trust), as shown below, in exchange for shares of the corresponding series of the Countrywide Strategic Trust or the Countrywide Investment Trust and the distribution of these shares to the shareholders of the corresponding series of Series Trust. The results of the votes taken are shown below.



        TOUCHSTONE SERIES TRUST                    COUNTRYWIDE STRATEGIC TRUST
       -------------------------                  -----------------------------
    Touchstone Emerging Growth Fund                 New Emerging Growth Fund
 Touchstone International Equity Fund             New International Equity Fund
      Touchstone Value Plus Fund                       New Value Plus Fund
    Touchstone Growth & Income Fund                    New Value Plus Fund



480,113.678 shares of the Touchstone Emerging Growth Fund were represented in person or by proxy, representing 55.54% of the outstanding shares of the Fund.

702,778.905 shares of the Touchstone International Equity Fund were represented in person or by proxy, representing 72.69% of the outstanding shares of the Fund.

2,630,771.720 shares of the Touchstone Value Plus Fund were represented in person or by proxy, representing 96.25% of the outstanding shares of the Fund.

1,604,544.508 720 shares of the Touchstone Growth & Income Fund were represented in person or by proxy, representing 81.19% of the outstanding shares of the Fund.

MERGER OF  TOUCHSTONE EMERGING GROWTH FUND

                             # of Shares Voted               % of Shares Voted
Affirmative                     477,665.061                          99.49%
Against                               0.000                           0.00%
Abstain                           2,448.617                           0.51%
                   TOTAL        480,113.678                         100.00%



MERGER OF  TOUCHSTONE INTERNATIONAL EQUITY FUND

                             # of Shares Voted               % of Shares Voted
Affirmative                     686,179.049                          97.64%
Against                           6,971.692                           0.99%
Abstain                           9,628.164                           1.37%
                   TOTAL        702,778.905                         100.00%




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TOUCHSTONE FAMILY OF FUNDS

MERGER OF  TOUCHSTONE VALUE PLUS FUND

                             # of Shares Voted               % of Shares Voted
Affirmative                   2,630,771.720                          99.16%
Against                          19,393.612                           0.73%
Abstain                           2,838.908                           0.11%
                   TOTAL      2,653,004.240                         100.00%



MERGER OF  TOUCHSTONE GROWTH & INCOME FUND

                             # of Shares Voted               % of Shares Voted
Affirmative                   1,530,064.230                          95.36%
Against                          48,501.843                           3.02%
Abstain                          25,978.435                           1.62%
                   TOTAL      1,604,554.508                         100.00%




          TOUCHSTONE SERIES TRUST                COUNTRYWIDE INVESTMENT TRUST
        --------------------------             --------------------------------
           Touchstone Bond Fund                     Intermediate Bond Fund


279,625.566 Class A shares of the Touchstone Bond Fund, representing 64.83% of the outstanding Class A shares of the Fund, were present by proxy.

57,154.519 Class C shares of the Touchstone Bond Fund, representing 52.39% of the outstanding Class C shares of the Fund, were present by proxy.

1,082,691.862 Class Y shares of the Touchstone Bond Fund, representing 100.00% of the outstanding Class Y shares of the Fund, were present by proxy. (Note that Class Y Shares were subsequently converted to Class A Shares.)

MERGER OF TOUCHSTONE BOND FUND

CLASS A

                              # of Shares Voted               % of Shares Voted
Affirmative                      265,218.530                          94.85%
Against                            6,168.926                           2.21%
Abstain                            8,238.110                           2.94%
                   TOTAL         279,625.566                         100.00%



CLASS C AND CLASS Y

                              # of Shares Voted               % of Shares Voted
Affirmative                    1,109,046.437                          97.30%
Against                            4,137.867                           0.36%
Abstain                           26,662.077                           2.34%
                   TOTAL       1,139,846.381                         100.00%



A special meeting of the shareholders of the Countrywide Investment Trust ("Investment Trust") was also held on April 19, 2000 to vote on transactions relating to the consolidation of the Touchstone and Countrywide mutual fund complexes. At the meeting, the shareholders of the Intermediate Bond Fund of Investment Trust, which merged with the Touchstone Bond Fund of Touchstone


TOUCHSTONE FAMILY OF FUNDS
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TOUCHSTONE FAMILY OF FUNDS

Notes to Financial Statements continued


Series Trust and was renamed the Touchstone Bond Fund, voted on proposals to approve an investment advisory agreement with Touchstone Advisors, Inc. and to approve a sub-advisory agreement with Fort Washington Investment Advisors, Inc. At the meeting, the shareholders of the Investment Trust, including the shareholders of the Intermediate Bond Fund, also voted on a proposal to ratify the selection of Ernst & Young LLP as Investment Trust's independent public accountants. The results of the votes taken on the proposals are show below.

307,600.090 shares of the Intermediate Bond Fund, representing 65.33% of the outstanding shares of the Fund, were present by proxy.

131,640,807.293 shares of the Investment Trust, representing 63.06% of the outstanding shares of the Trust, were present by proxy.


INVESTMENT ADVISORY AGREEMENT WITH TOUCHSTONE ADVISORS, INC.

                             # of Shares Voted               % of Shares Voted
Affirmative                     297,392.122                          96.68%
Against                           5,661.422                           1.84%
Abstain                           4,546.546                           1.48%
                   TOTAL        307,600.090                         100.00%



SUB-ADVISORY AGREEMENT WITH FORT WASHINGTON INVESTMENT ADVISORS, INC.

                             # of Shares Voted               % of Shares Voted
Affirmative                     297,392.122                          96.68%
Against                           5,661.422                           1.84%
Abstain                           4,546.546                           1.48%
                   TOTAL        307,600.090                         100.00%



RATIFICATION OF SELECTION OF ERNST & YOUNG LLP

                             # of Shares Voted               % of Shares Voted
Affirmative                     300,402.916                          97.66%
Against                           2,246.221                           0.73%
Abstain                           4,950.953                           1.61%
                   TOTAL        307,600.090                         100.00%



TOUCHSTONE FAMILY OF FUNDS
32

Touchstone Family of Funds


DISTRIBUTOR
Touchstone Securities, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094
800.638.8194
www.touchstonefunds.com


Investment AdvisOr
Touchstone Advisors, Inc.
311 Pike Street
Cincinnati, Ohio 45202-4094


Transfer agent
Integrated Fund Services, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354


Shareholder Service
800.543.0407

PRESORTED
FIRST CLASS
U.S. POSTAGE PAID
SOUTH SUBURBAN, IL
PERMIT #3600


[TOUCHSTONE LOGO HERE]

FORM TSF-104-0007